Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other investments

	2021	2020
(in $ millions)	$	$
Non-current investments
Time deposits	2	*
Debt investments – at FVTPL	621	234
Equity investments – at FVTPL	618	143

	1,241	377

Current investments
Time deposits	3,176	1,282
Debt investments – at FVTPL	64	16

	3,240	1,298

	4,481	1,675

*	Amount less than $1 million